Expense Example - Growth Strategy Fund - Growth Strategy Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	$ 1,427